CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
OTHER INCOME (LOSS)
Interest	$ 42	$ 127	$ 158	$ 432
Loss on debt restructuring	(161,292)	0	(161,292)	0
Foreign currency (loss) gain	(1,306)	(23,250)	(7,054)	5,679
Net OTHER INCOME (LOSS)	(162,556)	(23,123)	(168,188)	6,111
EXPENSES
Corporate general and administrative	1,356,889	963,367	1,957,470	1,726,840
Exploration	177,648	362,910	445,117	614,724
Legal and accounting	107,141	98,778	249,368	328,622
Venezuelan operations	29,251	43,129	57,872	106,936
Arbitration (Note 3)	271,179	1,122,864	280,847	1,561,531
Equipment holding costs	231,102	200,995	448,256	411,030
Write-off of mineral property (Note 7)	425,010	0	425,010	0
Total EXPENSES	2,598,220	2,792,043	3,863,940	4,749,683
Loss before interest expense	(2,760,776)	(2,815,166)	(4,032,128)	(4,743,572)
Interest expense	(1,586,561)	(1,304,400)	(3,128,822)	(2,583,091)
Net loss for the period	$ (4,347,337)	$ (4,119,566)	$ (7,160,950)	$ (7,326,663)
Net loss per share, basic and diluted	$ (0.06)	$ (0.06)	$ (0.09)	$ (0.10)
Weighted average common shares outstanding	76,060,147	73,486,195	76,049,374	73,113,722